Concentrations of Credit Risk and Major Customers (Details) - Schedule of customers concentration of risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customers A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	75.00%
Customers B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		17.00%